Lease liabilities (Schedule of expenses recognized to leases for which exemption applied) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [abstract]
Short-term leases	$ 9.7	$ 9.2
Low value leases	0.4	0.6
Variable leases	23.0	27.5
Total	$ 33.1	$ 37.3